Derivatives	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]:
Derivatives [Text Block]

15. Derivatives:
(a) Interest rate swaps that meet the criteria for hedge accounting: The Company, according to its long-term strategic plan to maintain stability in its interest rate exposure, has decided to minimize exposure to floating interest rates by entering into interest rate swap agreements. To this effect, the Company has entered into interest rate swap transactions with varying start and maturity dates, in order to proactively and efficiently manage its floating rate exposure.
These interest rate swaps are designed to hedge the variability of interest cash flows arising from floating rate debt, attributable to movements in three-month or six-month USD LIBOR. According to the Company's Risk Management Accounting Policy, after putting in place the formal documentation required by ASC 815 in order to designate these swaps as hedging instruments, as from their inception, these interest rate swaps qualified for hedge accounting. Accordingly, since that time, only hedge ineffectiveness amounts arising from the differences in the change in fair value of the hedging instrument and the hedged item are recognized in the Company's earnings. Assessment and measurement of prospective and retrospective effectiveness for these interest rate swaps are being performed on a quarterly basis. For qualifying cash flow hedges, the fair value gain or loss associated with the effective portion of the cash flow hedge is recognized initially in stockholders' equity and recognized to the consolidated statement of income in the periods when the hedged item affects profit or loss. Any ineffective portion of the gain or loss on the hedging instrument is recognized in the consolidated statement of income immediately.
The interest rate swap agreements designed as hedging instruments, as of December 31, 2011 and 2012, were as follows:

Effective date	Termination date	Notional amount on effective date	Fixed rate (Costamare pays)	Floating rate (Costamare receives)	Fair value Dec. 31, 2011	Fair value Dec. 31, 2012
30/6/2008	30/6/2015	425,000	4.03%p.a.	USD LIBOR 3M BBA	(27,494)	(18,407)
30/6/2008	30/6/2015	75,000	4.03%p.a.	USD LIBOR 3M BBA	(4,852)	(3,248)
30/9/2008	30/6/2015	100,000	4.09%p.a.	USD LIBOR 3M BBA	(6,594)	(4,403)
30/9/2008	30/6/2015	250,000	4.02%p.a.	USD LIBOR 3M BBA	(16,051)	(10,775)
16/5/2008	16/5/2014	75,000	3.88%p.a.	USD LIBOR 6M BBA	(4,075)	(2,671)
16/5/2008	16/5/2014	75,000	3.88%p.a.	USD LIBOR 6M BBA	(4,075)	(2,671)
17/6/2008	17/6/2013	73,000	3.57%p.a.	USD LIBOR 6M BBA	(2,288)	(787)
17/6/2008	17/6/2013	73,000	3.57%p.a.	USD LIBOR 6M BBA	(2,288)	(787)
21/2/2007	21/2/2017	85,000	Zero cost Interest rate Collar*		(12,268)	(11,122)
4/8/2008	5/8/2013	74,000	3.60%p.a.	USD LIBOR 6M BBA	(3,226)	(1,592)
30/6/2011	29/6/2018	50,000	3.45%p.a.	USD LIBOR 3M BBA	(15,478)	(19,783)
30/9/2011	29/6/2018	20,000	4.05%p.a.	USD LIBOR 3M BBA	(19,031)	(26,075)
28/9/2012	29/6/2018	40,000	3.60%p.a.	USD LIBOR 3M BBA	(4,396)	(5,852)
22/8/2011	22/8/2018	65,000	2.79%p.a.	USD LIBOR 6M BBA	(4,297)	(5,087)
31/01/2013	15/12/2020	133,700	3.51%p.a.	USD LIBOR 6M BBA	(11,088)	(16,672)
15/1/2014	15/1/2021	67,781	2.94%p.a.	USD LIBOR 3M BBA	(2,461)	(4,931)
15/2/2014	15/2/2021	67,781	2.99%p.a.	USD LIBOR 3M BBA	(2,524)	(4,990)
15/3/2014	15/3/2021	67,781	3.03%p.a.	USD LIBOR 3M BBA	(2,558)	(5,019)
20/2/2013	20/2/2020	30,000	2.39%p.a.	USD LIBOR 3M BBA	(770)	(1,892)
30/4/2013	30/4/2020	30,000	2.49%p.a.	USD LIBOR 3M BBA	(818)	(1,949)
30/6/2013	30/6/2020	30,000	2.58%p.a.	USD LIBOR 3M BBA	(867)	(2,009)
30/6/2013	30/6/2020	30,000	2.41%p.a.	USD LIBOR 3M BBA	(611)	(1,751)
20/2/2013	20/2/2020	30,000	2.24%p.a.	USD LIBOR 3M BBA	(541)	(1,684)
30/4/2013	30/4/2020	30,000	2.32%p.a.	USD LIBOR 3M BBA	(562)	(1,703)
30/6/2013	30/6/2020	16,400	2.46%p.a.	USD LIBOR 3M BBA	(429)	(1,050)
30/4/2013	30/4/2020	16,400	2.38%p.a.	USD LIBOR 3M BBA	(409)	(1,030)
20/2/2013	20/2/2020	16,400	2.29%p.a	USD LIBOR 3M BBA	(386)	(1,006)

				Total fair value	(150,437)	(158,946)

*      Notional amount $85,000 amortizing zero-cost collar (2.23%-6.00%) with knock-in floor sold at 2.23% and struck at 6.00%, as a 10-year forward hedge, covering the period from February 2007 to February 2017. The agreement guarantees that the interest rate payable on the Company's loans throughout the 10-year period will always remain between 2.23% and 6.00% excluding margin.

The interest rate swaps included in the table above are for the Credit Facility discussed in Note 9 and the term loans discussed in Note 9.2.1, 9.2.2, 9.2.3, 9.2.5, 9.2.6, 9.2.10, 9.2.11 and 9.2.12.
In the three years ended December 31, 2010, 2011 and 2012, the realized ineffectiveness of the interest rate swaps discussed under (a) above was $0.
(b) Interest rate swaps that do not meet the criteria for hedge accounting: As of both December 31, 2011 and 2012, the Company had outstanding one interest rate swap agreement for the purpose of managing risks associated with the variability of changing LIBOR-related interest rates. Such agreement did not meet hedge accounting criteria and therefore changes in its fair value is reflected in earnings. More specifically, the swap has a Notional amount $100,000 non-amortizing zero-cost collar (1.37%-6.00%) with a knock-in floor sold at 1.37% and struck at 6.00%, as a nine-year forward hedge, covering the period from September 2008 to March 2017. At December 31, 2011 and 2012, the fair value of this swap was a liability of $20,254 and $21,865, respectively and is included in Fair value of derivatives in the accompanying consolidated balance sheets.
(c) Foreign currency agreements: As of December 31, 2012, the Company was engaged in two Euro/U.S. dollar contracts totaling $5,000 at an average forward rate of Euro/U.S. dollar 1.280 expiring in monthly intervals up to February 2013.
As of December 31, 2011, the Company was engaged in sixteen Euro/U.S. dollar contracts totaling $25,000 at an average forward rate of Euro/U.S. dollar 1.3422 expiring in monthly intervals in 2012.
As of December 31, 2010, the Company was engaged in sixteen Euro/U.S. dollar contracts totaling $36,000 at an average forward rate of Euro/U.S. dollar 1.3269 expiring in monthly intervals in 2011.
The total change of forward contracts fair value for the year ended December 31, 2012, was a gain of $1,149, for the year ended December 31, 2011, was a loss of $1,442 and for the year ended December 31, 2010 was a gain of $414 and are included in Gain / (loss) on derivative instruments in the accompanying consolidated statements of income.

		The Effect of Derivative Instruments for the years ended December 31, 2010, 2011 and 2012

		Derivatives in ASC 815 Cash Flow Hedging Relationships
				Location of Gain / (Loss) Recognized in Income on Derivative (Ineffective Portion)

	Amount of Gain / (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)				Amount of Gain / (Loss) Recognized in Income on Derivative (Ineffective Portion)
	2010	2011	2012		2010	2011	2012
Interest rate swaps	(21,909)	(55,482)	(8,509)	Gain / (loss) on derivative instruments	-	-	-
Total	(21,909)	(55,482)	(8,509)		-	-	-

	Derivatives Not Designated as Hedging Instruments under ASC 815
	Location of Gain (Loss) Recognized on Derivative	Amount of Gain / (Loss) Recognized in Income on Derivative
		2010	2011	2012
Interest rate swaps	Gain / (loss) on derivative instruments	(4,873)	(7,267)	(1,611)
Forward contracts	Gain / (loss) on derivative instruments	414	(1,442)	1,149
Total		(4,459)	(8,709)	(462)